Cover - shares	12 Months Ended
	Jul. 09, 2027	Jul. 13, 2026
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	false
Document Shell Company Report	true
Document Shell Company Event Date	Jul. 10, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42822
Entity Registrant Name	General Fusion Group Ltd.
Entity Central Index Key	0002074850
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	6020 Russ Baker Way
Entity Address, City or Town	Richmond
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7B 1B4
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		52,988,419
Document Financial Statement Error Correction [Flag]	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Vancouver, British Columbia
Auditor Firm ID	271
WithumSmith Brown PC
Document Information [Line Items]
Auditor Name	WithumSmith+Brown, PC
Auditor Location	New York, New York
Auditor Firm ID	100
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	GFUZ
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	GFUZW
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	6020 Russ Baker Way
Entity Address, City or Town	Richmond
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7B 1B4
City Area Code	604
Local Phone Number	439-3003
Contact Personnel Name	Greg Twinney